Schedule of Investments
March 31, 2021 (unaudited)
West Hills Tactical Core Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Exchanged Traded Funds - 97.15% (4)

SPDR S&P 500 ETF Trust			8,725	3,457,979

Total Exchange Traded Funds			(Cost $ 22,543,508)	3,457,979

Money Market Registered Investment Companies - 0.48%

Federated Hermes Treasury Obligations Fund - Service Shares, 0.01% (3)			17,032	17,032

Total Money Market Registered Investment Companies			(Cost $ 17,032)	17,032

Total Investments - 97.74%			(Cost $ 32,492,892)	3,479,045

Other Assets in Excess of Liabilities (2.26%)				80,452

Total Net Assets - 100.00%				3,559,497

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Put Options
SPDR S&P 500 ETF Trust, Strike $387.50	4	4/9/2021	155,000	456
SPDR S&P 500 ETF Trust, Strike $392.00	4	4/9/2021	156,800	788
SPDR S&P 500 ETF Trust, Strike $391.00	9	4/16/2021	351,900	2,790

	17		663,700	4,034

Call Options Written
SPDR S&P 500 ETF Trust, Strike $410.00	(14)	4/16/2021	(574,000)	(700)
SPDR S&P 500 ETF Trust, Strike $409.00	(13)	4/23/2021	(531,700)	(1,378)
SPDR S&P 500 ETF Trust, Strike $409.00	(14)	4/30/2021	(572,600)	(2,268)
SPDR S&P 500 ETF Trust, Strike $405.00	(7)	5/7/2021	(283,500)	(2,394)
SPDR S&P 500 ETF Trust, Strike $407.50	(7)	5/7/2021	(285,250)	(1,918)

	(55)		(2,247,050)	(8,658)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $368.00	(4)	4/9/2021	(147,200)	(84)
SPDR S&P 500 ETF Trust, Strike $365.00	(4)	4/9/2021	(146,000)	(64)
SPDR S&P 500 ETF Trust, Strike $371.00	(9)	4/16/2021	(333,900)	(720)

	(17)		(627,100)	(868)

Total Options			(Cost $ 124,678)	(5,492)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (5)
Level 1 - Quoted Prices			$3,479,045	$(9,526)
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$3,479,045	$(9,526)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2021.
(4) Exchange-traded fund.
(5) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.